UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

CitiFunds Trust III
Citi New York Tax Free Reserves

FORM N-Q
NOVEMBER 30, 2005

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2005

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.3%
Education — 7.1%
$ 20,000,000	NR	Central Islip, NY, Union Free School District, TAN, State Aid Withholding,
		4.000% due 6/29/06	$20,145,562
10,500,000	NR	Longwood Central School District, Suffolk County, NY, TAN, State Aid
		Withholding, 4.000% due 6/29/06	10,558,945
6,000,000	MIG1(a)	Massapequa, NY, Union Free School District, TAN, State Aid Withholding,
		4.000% due 6/28/06	6,046,897
		New York State Dormitory Authority Revenue:
10,470,000	A-1+	Education, Series D, 4.000% due 3/15/06	10,516,858
2,000,000	A-1+	Municipal Securities Trust Recipients, SGA 132, LOC-Societe Generale,
		3.000%, 12/7/05 (b)	2,000,000
8,500,000	MIG1(a)	South Huntington, NY, Union Free School District, TAN, State Aid
		Withholding, 4.000% due 6/30/06	8,552,974
5,500,000	A1(a)	Southampton, NY, Union Free School District, TAN, State Aid Withholding,
		3.750% due 6/22/06	5,523,152
5,000,000	NR	Syosset, NY, Central School District, BAN, State Aid Withholding, 3.250%
		due 12/16/05	5,001,517
3,000,000	A-1+	University of Puerto Rico Revenue, Municipal Trust Recipients, Series SG-
		21, LIQ- Societe Generale, 3.030%, 12/1/05 (b)	3,000,000

		Total Education	71,345,905

Electric — 6.2%
16,100,000	A-1+	Long Island Power Authority of New York, Electric System Revenue, 2.900%
		due 2/8/06	16,100,000
6,995,000	A-1+	Puerto Rico, Electric Power Authority Revenue, Putters, Series 266, FSA-
		Insured, 3.070%, 12/1/05 (b)	6,995,000
		Puerto Rico, Electric Power Authority Revenue, MSTC:
34,900,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 2.950%, 12/7/05 (b)	34,900,000
4,400,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale, 2.950%, 12/7/05 (b)	4,400,000

		Total Electric	62,395,000

Finance — 15.0%
2,200,000	MIG1(a)	Buffalo, NY, Fiscal Stability Authority, BAN, Series A-1, 4.000% due
		8/14/06	2,217,191
8,135,000	A-1+	Jay Street Development Corp., Court Facilities Lease Revenue, Series A-2,
		LOC-Depfa Bank PLC, 2.910%, 12/7/05 (b)	8,135,000
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-
		Insured:
10,490,000	A-1+	Series A, SPA-Dexia Credit Local, 2.900%, 12/7/05 (b)	10,490,000
4,520,000	A-1+	Series B, SPA-BNP Paribas, 2.920%, 12/7/05 (b)	4,520,000
		New York City, NY, TFA:
3,300,000	A-1+	Future Tax Secured, Series B, SPA-Landesbank Banden Wuerttemburg,
		2.970%, 12/1/05 (b)	3,300,000
5,800,000	A-1+	Future Tax Secured, Series C, 2.980%, 12/1/05 (b)	5,800,000
20,915,000	A-1+	NYC Recovery, Series 1, Subseries 1B, LIQ-Societe Generale, 3.060%,
		12/7/05 (b)	20,915,000
8,540,000	A-1+	Putters, Series 305, AMBAC-Insured, 3.080%, 12/1/05 (b)	8,540,000
18,615,000	A-1+	Subordinated Series 2-D, LIQ-Lloyds TSB Bank, 2.940%, 12/7/05 (b)	18,615,000
19,625,000	A-1+	Subseries 2B, LIQ-Dexia Credit Local, 3.060%, 12/7/05 (b)	19,625,000
11,500,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 2.950%, 12/7/05 (b)	11,500,000
		New York State Local Government Assistance Corp.:
12,000,000	A-1+	Refunding, Series A-5V, FSA-Insured, 2.850%, 12/7/05 (b)	12,000,000
1,313,000	A-1+	Series B, LOC-Bank of Nova Scotia, 2.850%, 12/7/05 (b)	1,313,000
11,095,000	A-1+	Puerto Rico Commonwealth, Series PA-943, Credit Enhanced by Merill
		Lynch, 3.030%, 12/1/05 (b)	11,095,000
6,665,000	A-1+	Puerto Rico Public Finance Corp., Series PA-579, AMBAC-Insured, 3.030%,
		12/1/05 (b)	6,665,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2005

Face
Amount	Rating‡	Security	Value

Finance (continued)
$ 6,300,000	A-1	Virgin Islands Public Finance Authority Revenue, Series PA-1233, FSA-
		Insured, 3.060%, 12/1/05 (b)	$6,300,000

		Total Finance	151,030,191

General Obligation — 9.4%
19,754,000	NR	Guilderland, NY, Central School District, BAN, State Aid Withholding,
		4.000% due 5/25/06	19,859,887
6,240,253	MIG1(a)	Ithaca City, NY, BAN, 3.000% due 1/17/06	6,246,541
		New York City, NY:
2,000,000	A-1+	Municipal Securities Trust Recipients, AMBAC-Insured, SGB 36,
		3.030%, 12/1/05 (b)	2,000,000
9,010,000	A-1+	Series F-5, LOC-Bayerische Landesbank, 2.970%, 12/7/05 (b)	9,010,000
		New York City, NY, GO:
7,175,000	A-1+	Municipal Securities Trust Receipts, Series SGB 35, AMBAC-Insured,
		LOC-Societe Generale, 3.030%, 12/1/05 (b)	7,175,000
4,070,000	A-1+	Subordinated Series H-8, 2.930%, 12/7/05 (b)	4,070,000
5,000,000	A-1+	Subseries F-4, 3.010%, 12/1/05 (b)	5,000,000
11,800,000	A-1+	Subseries H-3, LOC-Bank of New York, 2.090%, 12/7/05 (b)	11,800,000
16,500,000	A-1+	New York State, Environmental Quality, Series G, LOC-Westdeutsche
		Landesbank, 2.950%, 8/3/06 (b)	16,500,000
6,739,000	SP-1+	Oneida County, NY, BAN, 4.000% due 4/21/06	6,771,671
6,000,000	VMIG1(a)	Puerto Rico Municipal Finance Agency, Floater Certificates, Series 225, FSA-
		Insured, 3.040%, 12/1/05 (b)	6,000,000

		Total General Obligation	94,433,099

Hospital — 0.6%
5,800,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services, Sub-
		Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg,
		3.020%, 12/1/05 (b)	5,800,000

Housing: Multi-Family — 17.3%
		New York City, NY, HDC:
21,400,000	A-1+	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA
		N.A., 2.980%, 12/7/05 (b)(c)	21,400,000
1,525,000	A-1+	MFH Rent Revenue, 100 Jane Street Development, Series A, FNMA-
		Insured, 3.000%, 12/7/05 (b)(c)	1,525,000
		MFH Revenue:
11,000,000	A-1+	155 West 21st Street, Series A, LOC-Bank of New York, 3.030%,
		12/7/05 (b) (c)	11,000,000
8,550,000	A-1+	1904 Vyse Avenue Apartments, Series A, LOC-HSBC Bank
		USA, 2.980%, 12/7/05 (b)(c)	8,550,000
20,000,000	A-1+	Atlantic Court Apartments, Series A, LOC-HSBC Bank USA,
		3.000%, 12/7/05 (b)(c)	20,000,000
1,900,000	A-1+	Columbus Apartments, Series A2.950%, 12/7/05 (b)	1,900,000
15,000,000	A-1+	Morris Avenue Apartments, Series A, HSBC Bank USA, 2.980%,
		12/7/05 (b)(c)	15,000,000
7,850,000	A-1+	Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA,
		2.980%, 12/7/05 (b)(c)	7,850,000
11,100,000	A-1	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 2.990%,
		12/7/05 (b)(c)	11,100,000
15,400,000	A-1+	Related Upper, Series A, LOC-Landesbank Baden, 2.970%, 12/7/05
		(b)(c)	15,400,000
18,750,000	A-1+	Related Monterey, Series A, FNMA-Collateralized, 2.950%, 12/7/05 (b)	18,750,000
2,750,000	A-1+	Revenue, Parkgate Development Project, Series A, FNMA-
		Collateralized, 2.950%, 12/7/05 (b)	2,750,000
		New York State Housing Finance Agency:
15,000,000	VMIG1(a)	20 River Terrace Housing, Series A, FNMA-Collateralized, 2.970%,
		12/7/05 (b)	15,000,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2005

Face
Amount	Rating‡	Security	Value

Housing: Multi-Family (continued)
$ 12,000,000	VMIG1(a)	Helena Housing, Series A, LOC-Bank of America, 3.000%, 12/7/05
		(b)(c)	$12,000,000
2,700,000	A-1+	Refunding, Economic Development and Housing, Series C, FGIC-
		Insured, SPA-Dexia Credit Local, 2.970%, 12/7/05 (b)	2,700,000
10,000,000	A-1+	Service Contract Revenue, Refunding, Series A, LOC-Westdeutsche
		Landesbank, 2.970%, 12/7/05 (b)	10,000,000

		Total Housing: Multi-Family	174,925,000

Housing: Single Family — 9.1%
		New York State Housing Finance Agency Revenue:
15,000,000	VMIG1(a)	10 Barclay Street, Series A, LIQ FAC-Fannie Mae, 3.030%, 12/7/05 (b)	15,000,000
27,800,000	VMIG1(a)	East 39th Street Housing, Series A, Remarketed 11/1/01, Credit
		Enhanced by FNMA, 2.970%, 12/7/05 (b)(c)	27,800,000
2,600,000	VMIG1(a)	Housing, Series A, Remarketed 8/2/99, 3.000%, 12/7/05 (b)(c)	2,600,000
4,700,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen Thuringen
		Girozentrale, 2.930%, 12/7/05 (b)	4,700,000
25,500,000	VMIG1(a)	Victory Housing, Series 2004-A, Credit Enhanced by FNMA, 3.000%,
		12/7/05 (b)(c)	25,500,000
		New York State Housing Finance Agency, Service Contract Revenue,
		Refunding:
6,000,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 2.970%, 12/7/05 (b)	6,000,000
10,800,000	A-1+	Series I, LOC-Landesbank Hessen, 2.970%, 12/7/05 (b)	10,800,000

		Total Housing: Single Family	92,400,000

Industrial Development — 12.3%
5,050,000	A-1+	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
		Societe Generale, 3.020%, 12/7/05 (b)(c)	5,050,000
16,690,000	A-1+	Jay Street Development Corp., Certificates Facilities Lease Revenue, New
		York City, Series A-2, LOC-Depfa Bank PLC, 2.900%, 12/1/05 (b)	16,690,000
11,900,000	VMIG1(a)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
		Fargo Bank NA, 2.990%, 12/1/05 (b)	11,900,000
16,000,000	VMIG1(a)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JP
		Morgan Chase Bank, 3.100%, 12/1/05 (b)	16,000,000
		New York City, NY, IDA, 1 Bryant Park LLC:
21,000,000	A-1+	Series A, LOC-Bank of America NA, Bank of New York, GIC-
		Bayerische Landesbank, 3.020%, 12/7/05 (b)	21,000,000
29,550,000	A-1+	Series B, LOC-Bank of America NA, Bank of New York, GIC-
		Bayerische Landesbank, 3.050%, 12/1/05 (b)	29,550,000
		New York State Urban Development Corp.:
10,895,000	NR	P Floats, Pt-2801, FSA-Insured, SPA-Merrill Lynch Capital Services,
		3.070%, 12/1/05 (b)	10,895,000
		Revenue:
3,170,000	VMIG1(a)	MERLOTS, Series N, SPA-First Union National Bank, 3.010%,
		12/7/05 (b)	3,170,000
1,260,000	A-1	PT-1669, FGIC-Insured, 3.070%, 12/1/05 (b)	1,260,000
4,200,000	A-1+	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
		Bank USA, 3.150%, 12/1/05 (b)(c)	4,200,000
		Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty:

3,230,000	A-1+	Series A, LOC-HSBC Bank USA, 3.150%, 12/1/05 (b)(c)	3,230,000
1,255,000	A-1+	Series B, LOC-HSBC Bank USA, 3.150%, 12/1/05 (b)(c)	1,255,000

		Total Industrial Development	124,200,000

Life Care Systems — 4.5%
24,800,000	A-1+	Nassau Health Care Corp., New York Revenue, Subseries-2004, Class 2,
		FSA-Insured, 2.960%, 12/1/05 (b)	24,800,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2005

Face
Amount	Rating‡	Security	Value

Life Care Systems (continued)
$ 21,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Facilities
		Improvement, Series 2A, FSA-Insured, 3.050%, 12/1/05 (b)	$21,000,000

		Total Life Care Systems	45,800,000

Miscellaneous — 3.8%
4,400,000	A-1+	Capital District Regional Off Track Betting Corp. New York, Series A, LOC-
		Fleet National Bank, 3.050%, 12/1/05 (b)	4,400,000
13,385,000	A-1	Commonwealth of Puerto Rico, P-Floats PA-944, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.030%, 12/1/05 (b)	13,385,000
3,632,000	A-1+	New York Local Government Assistance Corp., Series C, 2.850%, 12/7/05 (b)	3,632,000
5,000,000	A-1	New York State Dormitory Authority Revenue, Series PA-449, 3.070%,
		12/1/05 (b)	5,000,000
12,000,000	A-1+	New York State Local Assistance Corp., Series B, LOC-WestDeutsche
		LandesBank and Bayerische LandesBank, 2.840%, 12/7/05 (b)	12,000,000

		Total Miscellaneous	38,417,000

Public Facilities — 0.8%
8,205,000	A-1+	New York State Dormitory Authority Revenue, New York Public Library,
		Series B, MBIA-Insured, SPA-Wachovia Bank NA, 2.950%, 12/7/05 (b)	8,205,000

Transportation — 7.8%
		Metropolitan Transportation Authority of New York Revenue:
6,885,000	A-1+	Putters, Series 267, MBIA-Insured, 3.080%, 12/1/05 (b)	6,885,000
14,000,000	A-1	Series PA-1036, 3.070%, 12/1/05 (b)	14,000,000
4,545,000	A-1	MSTC, Series 2000-102 Certificate, Class A, AMBAC-Insured, 2.950%,
		12/7/05 (b)	4,545,000
5,000,000	NR	New York State Thruway Authority, General Revenue, Series 2614,
		AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.070%, 12/1/05 (b)	5,000,000
11,495,000	A-1+	New York State Thruway Authority, Service Contract Revenue, Putters,
		Series 145, AMBAC-Insured, 3.080%, 12/1/05 (b)	11,495,000
		Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
2,600,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 2.930%, 12/7/05 (b)	2,600,000
2,920,000	A-1	Series PA-331, AMBAC-Insured, 3.030%, 12/1/05 (b)	2,920,000
		Triborough Bridge & Tunnel Authority, New York Revenue:
20,000,000	A-1+	General Series A, SPA-Dexia Credit Local, 2.900%, 12/7/05 (b)	20,000,000
11,505,000	A-1+	Putters, Series 304, MBIA-Insured, 3.080%, 12/1/05 (b)	11,505,000

		Total Transportation	78,950,000

Utility — 0.1%
1,225,000	A-1+	New York State Energy Research & Development Authority, Consolidated
		Edison Co., Sub-Series A-2, LOC-Wachovia Bank NA, 2.970%, 12/7/05 (b)	1,225,000

Water and Sewer — 5.3%
25,000,000	A-1+	New York City Municipal Water Finance Authority, Series AA-3, BPA-Dexia
		Credit Local, 3.070%, 12/1/05 (b)	25,000,000
		New York City, NY, Municipal Water Finance Authority, Water & Sewer
		System Revenue:
5,400,000	A-1+	Fiscal 2003, Sub-Series C-3, 2.970%, 12/1/05 (b)	5,400,000
10,660,000	A-1	Series PA-1021, AMBAC-Insured, TCRS, 3.070%, 12/1/05 (b)	10,660,000
3,165,000	AAA	New York State Environmental Facilities Corp., Clean Water & Drinking
		Revolving Funds, Series D, 4.000% due 5/15/06	3,180,205
4,000,000	A-1	Puerto Rico Commonwealth, Infrastructure Financing Authority, Series PA-
		498, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.030%
		12/1/05 (b)	4,000,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2005

Face
Amount	Rating‡	Security	Value

Water and Sewer (continued)
$ 5,000,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows
		Inc. Project, LOC-Bank of America N.A., 3.050%, 12/1/05 (b)	$5,000,000

		Total Water and Sewer	53,240,205

		TOTAL INVESTMENTS — 99.3% (Cost — $1,002,366,400#)	1,002,366,400
		Other Assets in Excess of Liabilities — 0.7%	7,297,267

		TOTAL NET ASSETS — 100.0%	$1,009,663,667

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Rating by Moody's Investors Service. All ratings are unaudited.

(b)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GIC - Guaranteed Investment Contract
GO - General Obligation
HDC - Housing Development Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TCRS - Transferable Custodial Receipts
TFA - Transitional Finance Authority
VRDO - Variable Rate Demand Obligation

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”)—Ratings from “AAA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings
(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1.   Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III ("Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)   Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: January 27, 2006